FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.   Name and address of issuer:
          Ultra Series Fund
          2000 Heritage Way
          Waverly, Iowa 50677


2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

          Group Annuity
          CUNA Mutual Life Pension Plan for Agents
          CUNA Mutual Life Pension Plan for Home Office Employees
          CUNA Mutual Life 401(k)/Thrift Plan for Agents
          CUNA Mutual Life 401(k)/Thrift Plan for Home Office Employees CUNA Mutual Pension Plan
          CUNA Mutual Savings Plan
          CUNA Mutual Thrift Plan

3.   Investment Company Act File Number: 811-4815

     Securities Act File Number: 2-87775


4(a). Last day of fiscal year for which this notice is filed: December 31, 1997

4(b).[ ]Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

          Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ]Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:
          (i)  Aggregate  sale  price of  securities  sold  during  the  fiscal  year
          pursuant to section 24(f):                                                                        $15,009,107

          (ii) Aggregate  price of  securities  redeemed  or  repurchased  during the
          fiscal year:                                                                      $13,136,392

          (iii) Aggregate  price of  securities  redeemed  or  repurchased  during any prior  fiscal year ending no earlier  than  October 11, 1995 that were not  previously  used  to  reduce  registration  fees  payable  to the
           Commission:                                                                      $ 0

          (iv) Total available redemption credits [add Items 5(ii) and 5(iii):
                                                                                                            -$13,136,392

          (v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item
          5(iv) from Item 5(i)]:                                                                            $  1,872,715

          (vi) Redemption credits available for use in future years - if Item 5(i) is
          less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:                        $( 0 )

          (vii)Multiplier for determining  registration  fee (See  Instruction  C.9):
                                                                                                             x.000295

          (viii) Registration  fee due [multiply Item 5(v) by Item 5(vii)] (enter "0"
          if no fee is due):                                                                                 =$    552


6.        Prepaid Shares

          If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.


7.   Interest  due - if this Form is being filed more than 90 days after the end
     of the issuer's fiscal year (see Instruction D):                                                        $ 0

8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:                                                                                   =$     552

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

               February 11, 1998.

               Method of Delivery:

                  [X]  Wire Transfer
                  [ ]  Mail or other means




                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:

/s/ Michael B. Kitchen
President and Chief Executive Officer
CUNA Mutual Life Insurance Company


February 12, 1998.

*  Please print the name and title of the signing officer below the signature.